OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2025
OTHER OPERATING INCOME
OTHER OPERATING INCOME	. OTHER OPERATING INCOME

	For the year ended December 31,
In millions	2025	2024	2023
Government subsidies	$29.2	$23.9	$4.2
(Loss)/gain on disposal of property, plant and equipment	(0.5)	0.7	0.5
Legal settlements received	1.9	2.1	0.7
Other	5.4	4.6	5.8
Total	$36.1	$31.3	$11.2